Average Annual Total Returns - Federated Hermes MDT Small Cap Core Fund	A 1 Year	A 5 Years	A 10 Years	C 1 Year	C 5 Years	C 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Russell 2000® Index1(reflects no deduction for fees, expenses or taxes) 1 Year		Russell 2000® Index1(reflects no deduction for fees, expenses or taxes) 5 Years		Russell 2000® Index1(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Small Blend Funds Average2 1 Year		Morningstar Small Blend Funds Average2 5 Years		Morningstar Small Blend Funds Average2 10 Years
Total	10.30%	12.26%	11.74%	14.83%	12.69%	11.53%	16.99%	13.80%	12.65%	16.78%	13.04%	11.75%	10.06%	10.75%	10.18%	16.99%	13.78%	11.96%	19.96%	[1]	13.26%	[1]	11.20%	[1]	10.99%	[2]	10.50%	[2]	9.83%	[2]

[1]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.